Victory Portfolios

Victory INCORE Fund for Income

Victory INCORE Investment Grade Convertible Fund

Supplement dated May 8, 2023,

to the Prospectus and Statement of Additional Information ("SAI") each dated November 1, 2022

1.Effective September 1, 2023 (the "Effective Date"), the Victory INCORE Fund for Income and the Victory INCORE Investment Grade Convertible Fund (the "Funds") will change their names and become known as the Victory Fund for Income and the Victory Investment Grade Convertible Fund, respectively. All references to the Funds throughout each Prospectus and SAI will then be referred to as the Victory Fund for Income and the Victory Investment Grade Convertible Fund, respectively.

2.There will be no change to the investment personnel; and on the Effective Date, the Victory Fund for Income will continue to be led by Heidi Adelman, Chief Investment Officer, with Harriet R. Uhlir as a portfolio manager, and the Victory Investment Grade Convertible Fund will continue to be managed by James J. Kaesberg and Mark Vucenovic, each of whom will become members of the Victory Income Investors investment franchise. Therefore, the following will replace the subsections Investment Adviser under the section titled "Management of the Fund" found on pages 6 and 12 of the Prospectus:

Investment Adviser

Victory Capital Management Inc. (the "Adviser") serves as the Fund's investment adviser. The portfolio managers jointly and primarily responsible for day-to-day management of the Fund are members of the Adviser's Victory Income Investors investment franchise.

3.The second sentence of the second paragraph under the subsection The Investment Adviser under the section titled "Organization and Management of the Fund" found on page 22 of the Prospectus will be deleted and replaced with the following:

Victory Income Investors, a Victory Capital investment franchise, is responsible for the day-to-day investment management of the Fund.

4. The Portfolio Management subsection under the section titled "Organization and Management of the Funds" found on page 22 of the Prospectus referencing the INCORE investment team will be deleted and replaced with the following:

Heidi L. Adelman is the Lead Portfolio Manager and Harriet R. Uhlir is the Co-Portfolio Manager of the Victory Fund for Income. The Fund's portfolio managers are primarily responsible for the day-to-day management of the Fund's portfolio.

Ms. Adelman has final investment authority for the Fund. Ms. Adelman is a Chief Investment Officer of Victory Income Investors and has been with the Adviser or an affiliate since 1995.

Ms. Uhlir is a Portfolio Manager of Victory Income Investors and has been with the Adviser or an affiliate since 2001.

James K. Kaesberg is the Lead Portfolio Manager. Mark Vucenovic is a Senior Portfolio Manager of the Victory Investment Grade Convertible Fund. Together, they are responsible for the day-to-day management of the Fund's portfolio.

Mr. Kaesberg is a Senior Portfolio Manager of Victory Income Investors and has been associated with the Adviser or an affiliate since 1985. Mr. Kaesberg is a CFA charterholder.

Mr. Vucenovic is a Senior Portfolio Manager/Research Analyst of Victory Income Investors and has been associated with the Adviser or an affiliate since 2009, and previously, from 1995-2002.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios

Victory INCORE Fund for Income

(Member Class)

Victory INCORE Investment Grade Convertible Fund

(Member Class)

Supplement dated May 8, 2023, to the Prospectus dated November 1, 2022

1.Effective September 1, 2023 (the "Effective Date"), the Victory INCORE Fund for Income and the Victory INCORE Investment Grade Convertible Fund (the "Funds") will change their names and become known as the Victory Fund for Income and the Victory Investment Grade Convertible Fund, respectively. All references to the Funds throughout each Prospectus and SAI will then be referred to as the Victory Fund for Income and the Victory Investment Grade Convertible Fund, respectively.

2.There will be no change to the investment personnel; and on the Effective Date, the Victory Fund for Income will continue to be led by Heidi Adelman, Chief Investment Officer, with Harriet R. Uhlir as a portfolio manager, and the Victory Investment Grade Convertible Fund will continue to be managed by James J. Kaesberg and Mark Vucenovic, each of whom will become members of the Victory Income Investors investment franchise. Therefore, the following will replace the subsections Investment Adviser under the section titled "Management of the Fund" found on pages 5 and 10 of the Prospectus:

Investment Adviser

Victory Capital Management Inc. (the "Adviser") serves as the Fund's investment adviser. The portfolio managers jointly and primarily responsible for day-to-day management of the Fund are members of the Adviser's Victory Income Investors investment franchise.

3.The second sentence of the second paragraph under the subsection The Investment Adviser under the section titled "Organization and Management of the Fund" found on page 21 of the Prospectus will be deleted and replaced with the following:

Victory Income Investors, a Victory Capital investment franchise, is responsible for the day-to-day investment management of the Fund.

4.The Portfolio Management subsection under the section titled "Organization and Management of the Funds" found on page 21 of the Prospectus referencing the INCORE investment team will be deleted and replaced with the following:

Heidi L. Adelman is the Lead Portfolio Manager and Harriet R. Uhlir is the Co-Portfolio Manager of the Victory Fund for Income. The Fund's portfolio managers are primarily responsible for the day-to-day management of the Fund's portfolio.

Ms. Adelman has final investment authority for the Fund. Ms. Adelman is a Chief Investment Officer of Victory Income Investors and has been with the Adviser or an affiliate since 1995.

Ms. Uhlir is a Portfolio Manager of Victory Income Investors and has been with the Adviser or an affiliate since 2001.

James K. Kaesberg is the Lead Portfolio Manager. Mark Vucenovic is a Senior Portfolio Manager of the Victory Investment Grade Convertible Fund. Together, they are responsible for the day-to-day management of the Fund's portfolio.

Mr. Kaesberg is a Senior Portfolio Manager of Victory Income Investors and has been associated with the Adviser or an affiliate since 1985. Mr. Kaesberg is a CFA charterholder.

Mr. Vucenovic is a Senior Portfolio Manager/Research Analyst of Victory Income Investors and has been associated with the Adviser or an affiliate since 2009, and previously, from 1995-2002.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios

Victory INCORE Low Duration Bond Fund

Supplement dated May 8, 2023,

to the Prospectus and Statement of Additional Information ("SAI") each dated May 1, 2023

1.    Effective September 1, 2023 (the "Effective Date"), the Victory INCORE Low Duration Bond Fund (the "Fund")

will change its name and become known as the Victory Low Duration Bond Fund. All references to the Fund throughout the Prospectus will then be referred to as the Victory Low Duration Bond Fund.

2.   In addition, on the Effective Date the Victory Income Investors investment franchise will become the Fund's new investment team, and the following will replace the section titled "Management of the Fund" found on page 6 of the Prospectus:

Investment Adviser

Victory Capital Management Inc. (the "Adviser") serves as the Fund's investment adviser. The portfolio managers jointly and primarily responsible for day-to-day management of the Fund are members of the Adviser's Victory Income Investors investment franchise.

Portfolio Managers

	Title	Tenure with the Fund

Brian W. Smith, CFA, CPA	Senior Portfolio Manager	September 2023
Douglas J. Rollwitz, CFA, CPA	Portfolio Manager	September 2023
Portfolio Manager and Senior
Zach Winters, CFA	Fixed Income Research Analyst	September 2023

3.   The second sentence of the third paragraph under the subsection The Investment Adviser under the section titled "Organization and Management of the Fund" found on page 16 of the Prospectus will be deleted and replaced with the following:

Victory Income Investors, a Victory Capital investment franchise, is responsible for the day-to-day investment management of the Fund.

4.   The Portfolio Management subsection under the section titled "Organization and Management of the Fund" found on page 16 of the Prospectus referencing the INCORE investment team will be deleted and replaced with the following:

Brian W. Smith, CFA, CPA, Senior Portfolio Manager, Victory Income Investors, a Victory Capital investment franchise, has co-managed the Fund since September 2023. Mr. Smith has 24 years of investment management experience including 20 years with USAA Asset Management Company ("AMCO"), which was acquired by the Adviser's parent company in 2019. Education: B.B.A., University of Texas at San Antonio; M.B.A., University of Texas at San Antonio. He holds the CFA designation and is a member of the CFA Institute and the CFA Society of San Antonio.

Douglas J. Rollwitz, CFA, CPA, Portfolio Manager, Victory Income Investors, a Victory Capital investment franchise, has co-managed the Fund since September 2023. Mr. Rollwitz has 23 years of investment management experience, including 19 years with AMCO, which was acquired by the Adviser's parent company in 2019. Education: B.B.A., University of Texas at San Antonio; M.B.A., University of Texas at Arlington. He holds the CFA designation and is a member of the CFA Institute and the San Antonio Financial Analysts Society.

Zach Winters, CFA, Portfolio Manager and Senior Fixed Income Analyst, Victory Income Investors, a Victory Capital investment franchise, has co-managed the Fund since September 2023. Mr. Winters has 16 years of investment management experience, including 12 years with AMCO, which was acquired by the Adviser's parent company in 2019. Along with his role as portfolio manager, Mr. Winters is also an analyst covering the commercial mortgage backed securities, cell tower, and lodging sectors. Prior to joining the fixed income team, he was on the equity research and asset allocation teams at USAA. Education: B.B.A in finance, Texas State University; M.B.A., St. Mary's University. He holds the CFA designation.

5.The disclosure listed in the tables under the section titled "Portfolio Managers" found on page 77 of the SAI that references the INCORE investment team, Mr. Goard, Mr. Consul, and Ms. Kelts will be deleted. The following disclosure will be added under the Victory Income Investors information also found on page 77. The information for Mr. Smith, Rollwitz, and Mr. Winters will be as of March 31, 2023.

	Registered		Other Pooled
	Investment		Investment			Other
	Companies		Vehicles		Accounts
	Number	Total	Number	Total	Number	Total
	of	Assets	of	Assets	of	Assets
Name	Accounts	(in Millions)	Accounts	(in Millions)	Accounts	(in Millions)
Victory Income Investors
Mr. Hattman	12	$11,525.50	0	$—	0	$—
Ms. Spalten	10	$8,945.78	0	$—	0	$—
Mr. Smith	6	$12,596.05	0	$—	0	$—
Mr. Rollwitz	5	$5,822.66	0	$—	0	$—
Mr. Winters	0	$—	0	$—	0	$—

The following table lists the number and types of Performance-Based accounts managed by each individual and assets under management in those accounts as of the last completed fiscal year. The information for Mr. Smith, Rollwitz, and Mr. Winters will be as of March 31, 2023.

	Registered		Other Pooled
	Investment		Investment			Other
	Companies		Vehicle			Accounts
				Total			Total
	Number	Total	Number	Assets		Number	Assets
	of	Assets	of	(in		of	(in
Name	Accounts	(in Millions)	Accounts	Millions)		Accounts	Millions)
Victory Income Investors
Mr. Hattman	7	$8,392.42	0	$—	0		$—
Ms. Spalten	7	$8,392.42	0	$—	0		$—
Mr. Smith	4	$10,692.07	0	$—	0		$—
Mr. Rollwitz	2	2,687.09	0	$—	0		$—
Mr. Winters	0	$—	0	$—	0		$—

6.The following information will be added to the table under Victory Income Investors in the subsection titled "Fund Ownership" found on pages 78-79 of the SAI.

Dollar Rage of Shares
Portfolio		Beneficially Owned
Manager	Fund	as of March 31, 2023
Victory Income Investors
Mr. Smith	Victory Low Duration Bond Fund	None
Mr. Rollwitz	Victory Low Duration Bond Fund	None
Mr. Winters	Victory Low Duration Bond Fund	None

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios

Victory INCORE Total Return Bond Fund

Supplement dated May 8, 2023,

to the Prospectus and Statement of Additional Information ("SAI") each dated November 1, 2022

1.    Effective September 1, 2023 (the "Effective Date"), the Victory INCORE Total Return Bond Fund (the "Fund") will change its name and become known as the Victory Total Return Fund. All references to the Fund throughout the Prospectus will then be referred to as the Victory Total Return Bond Fund.

2.    In addition, on the Effective Date the Victory Income Investors investment franchise will become the Fund's new investment team, and the following will replace the section titled "Management of the Fund" found on page 6 of the Prospectus:

Investment Adviser

Victory Capital Management Inc. (the "Adviser") serves as the Fund's investment adviser. The portfolio managers jointly and primarily responsible for day-to-day management of the Fund are members of the Adviser's Victory Income Investors investment franchise.

Portfolio Managers

	Title	Tenure with the Fund
Senior Portfolio Manager, Head of
Fixed Income Portfolio Management,
James F. Jackson, Jr., CFA	and co-Chief Investment Officer	September 2023
Kurt Daum, J.D.	Senior Portfolio Manager	September 2023
R. Neal Graves, CFA, CPA	Senior Portfolio Manager	September 2023

3.    The second sentence of the second paragraph under the subsection The Investment Adviser under the section titled "Organization and Management of the Fund" found on page 16 of the Prospectus will be deleted and replaced with the following:

Victory Income Investors, a Victory Capital investment franchise, is responsible for the day-to-day investment management of the Fund.

4.    The Portfolio Management subsection under the section titled "Organization and Management of the Fund" found on page 16 of the Prospectus referencing the INCORE investment team will be deleted and replaced with the following:

James F. Jackson, Jr., CFA, Senior Portfolio Manager, co-Chief Investment Officer, and Head of Fixed Income Portfolio Management with Victory Income Investors, a Victory Capital investment franchise, has co-managed the Fund since September 2023. Mr. Jackson has 23 years of investment management experience including 10 years with USAA Asset Management Company ("AMCO"), which was acquired by the Adviser's parent company in 2019. Education: M.B.A. with High Distinction, Ross School of Business, University of Michigan; B.S., United States Naval Academy. He holds the CFA designation and is a member of the CFA Institute and the CFA Society of San Antonio.

Kurt Daum, J.D., Senior Portfolio Manager with Victory Income Investors, a Victory Capital Investment Franchise, has co-managed the Fund since September 2023. Mr. Daum has 20 years of investment management experience including six years with AMCO, which was acquired by the Adviser's parent company in 2019. Education: B.B.A., University of Texas at Austin; J.D., University of Texas School of Law.

R. Neal Graves, CFA, CPA, Senior Portfolio Manager with Victory Income Investors, a Victory Capital Investment Franchise, has co-managed the Fund since September 2023. Mr. Graves has 26 years of finance related experience including 19 years of investment management experience with AMCO, which was acquired by the Adviser's parent company in 2019. Education: M.P.A, University of Texas at Austin; B.B.A., University of Texas at Austin. He holds the CFA designation and is a member of the CFA Institute and the CFA Society of San Antonio.

5.The disclosure listed in the tables under the section titled "Portfolio Managers" beginning on page 69 of the SAI that references the INCORE investment team, Mr. Goard, Mr. Consul, and Ms. Kelts will be deleted and replaced with the following. The information for Mr. Jackson, Mr. Daum, and Mr. Graves will be as of March 31, 2023.

	Registered		Other Pooled
	Investment		Investment			Other
	Companies		Vehicles		Accounts
		Total		Total		Total
	Number	Assets	Number	Assets	Number	Assets
	of	(in Millions)	of	(in Millions)	of	(in Millions)
Name	Accounts		Accounts		Accounts
Victory Income Investors
Mr. Jackson	14	$19,114.38	0	$—	1	$120.36
Mr. Daum	8	$13,632.11	0	$—	0	$—
Mr. Graves	14	$19,114.38	0	$—	0	$—

The following table lists the number and types of Performance-Based accounts managed by each individual and assets under management in those accounts as of the last completed fiscal year. The information for Mr. Jackson, Mr. Daum, and Mr. Graves will be as of March 31, 2023.

	Registered		Other Pooled
	Investment		Investment			Other
	Companies		Vehicle		Accounts
				Total		Total
	Number	Total	Number	Assets	Number	Assets
	of	Assets	of	(in	of	(in
Name	Accounts	(in Millions)	Accounts	Millions)	Accounts	Millions)
Victory Income Investors
Mr. Jackson	6	$12,673.92	0	$—	0	$—
Mr. Daum	4	$11,395.72	0	$—	0	$—
Mr. Graves	6	$12,673.92	0	$—	0	$—

6.The disclosure referencing the INCORE investment team listed in the subsection titled "Fund Ownership" found on page 71 of the SAI will be deleted and replaced with the following:

Dollar Rage of Shares
Portfolio		Beneficially Owned
Manager	Fund	as of March 31, 2023
Victory Income Investors
Mr. Jackson	Victory Total Return Bond Fund	None
Mr. Daum	Victory Total Return Bond Fund	None
Mr. Graves	Victory Total Return Bond Fund	None

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.